Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000240501 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240501 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240501 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240501 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240501 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240501 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240501 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240501 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240501 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000240501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000240501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000240501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000240501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261610 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000261610 | AssetTotal Return Swaps
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246662 | Bexil Investment TrustFR_25538A204
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246662 | Nuveen Credit Strategies Income FundFR_67073D102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246662 | ClearBridge Energy Midstream Opportunity Fund, Inc.FR_18469P209
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246662 | John Hancock Tax-Advantaged Dividend Income FundFR_41013V100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246662 | India Fund, Inc.FR_454089103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246662 | Liberty All Star Growth Fund, Inc.FR_529900102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246662 | John Hancock Premium Dividend FundFR_41013T105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246662 | Eaton Vance Tax-Managed Global Diversified Equity Income FundFR_27829F108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | abrdn Total Dynamic Dividend FundFR_00326L100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246662 | XAI Madison Equity Premium Income FundFR_557437100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246662 | SectorCovered Call
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000246662 | SectorSenior Loan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000246662 | SectorWorld Stock
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000246662 | SectorMaster Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000246662 | SectorU.S. Allocation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000246662 | SectorHigh Yield Bond
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246662 | SectorEquity-Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246662 | SectorU.S. Stock
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246662 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246662 | SectorPreferred
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246662 | SectorMunicipal Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246662 | SectorWorld Bond
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | SectorConvertible
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246662 | SectorGlobal Allocation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243953 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243953 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243953 | Rocket Lab USA, Inc.FR_773122AA4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243953 | KKR & Co., Inc.FR_48251W500
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243953 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243953 | Super Micro Computer, Inc.FR_86800UAE4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243953 | Carnival Corp.FR_143658BV3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243953 | MicroStrategy, Inc.FR_594972AP6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243953 | MP Materials Corp.FR_553368AC5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243953 | Uber Technologies, Inc.FR_90353TAM2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000243953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000243953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243953 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247126 | Simplify MBS ETFFR_82889N525
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000247126 | Vanguard Emerging Markets Government Bond ETFFR_921946885
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000247126 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000247126 | Janus Henderson AAA CLO ETFFR_47103U845
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247126 | Franklin Senior Loan ETFFR_35473P595
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247126 | Schwab 1-5 Year Corporate Bond ETFFR_808524714
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247126 | NVIDIA Corp.FR_AEII71861
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247126 | iShares 5-10 Year Investment Grade Corporate Bond ETFFR_464288638
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247126 | Direxion Nasdaq-100® Equal Weighted Index SharesFR_AEII56763
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247126 | Alphabet, Inc.FR_AEII71879
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247126 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000247126 | AssetExchange-Traded Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000256995 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000256995 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000256995 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000256996 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000256996 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000256996 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(45.60%)
C000256997 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000256997 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000256997 | AssetU.S. Government and Agency Security
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000256935 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	68.80%
C000256935 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000256935 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000256936 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000256936 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000256936 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(19.40%)
C000256937 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000256937 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000256937 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
C000256941 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000256941 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000256941 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000256942 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000256942 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000256942 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(31.00%)
C000256943 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000256943 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000256943 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - AugustFR_12811T704
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - DecemberFR_12811T795
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - JulyFR_12811T803
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - SeptemberFR_12811T886
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - OctoberFR_12811T829
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - FebruaryFR_12811T779
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - JanuaryFR_12811T787
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - NovemberFR_12811T811
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - MarchFR_12811T761
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - AprilFR_12811T753
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000252652 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000252652 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000252652 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000252651 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000252651 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000252651 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000252654 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000252654 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000252654 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000252649 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	108.60%
C000252649 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000252649 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249281 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	110.00%
C000249281 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
C000249281 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000252653 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000252653 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000252653 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249282 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000249282 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000249282 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249279 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000249279 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000249279 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249280 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C000249280 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000249280 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000252656 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000252656 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000252656 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252655 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000252655 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000252655 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252650 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000252650 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000252650 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249273 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	107.20%
C000249273 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000249273 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249272 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	106.20%
C000249272 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000249272 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249274 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	110.30%
C000249274 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)
C000249274 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249271 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000249271 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000249271 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250959 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000250959 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000250959 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250958 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000250958 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000250958 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250960 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000250960 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000250960 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250961 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000250961 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000250961 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.50%